Schedule of Investments (unaudited) March 31, 2022	iShares Russell 1000 Large-Cap Index Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value

Large Cap Index Master Portfolio of Master Investment Portfolio	$913,028,907

Total Investments — 100.0% (Cost: $559,460,323)	913,028,907

Liabilities in Excess of Other Assets — (0.0)%	(276,151)

Net Assets — 100.0%	$912,752,756

iShares Russell 1000 Large-Cap Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Large Cap Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2022, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $913,028,907 and 3.8%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements.

Certain investments of the Fund were fair valued using net asset value per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

1

Schedule of Investments (unaudited) March 31, 2022	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
Axon Enterprise, Inc.(a)(b)	37,966	$5,229,057
Boeing Co.(a)	302,433	57,915,920
BWX Technologies, Inc.	48,614	2,618,350
Curtiss-Wright Corp.	22,977	3,450,226
General Dynamics Corp.	140,357	33,851,301
HEICO Corp.(b)	24,152	3,708,298
HEICO Corp., Class A	45,698	5,795,877
Hexcel Corp.(b)	51,166	3,042,842
Howmet Aerospace, Inc.(b)	213,426	7,670,531
Huntington Ingalls Industries, Inc.	23,254	4,637,778
L3Harris Technologies, Inc.	110,908	27,557,311
Lockheed Martin Corp.	137,049	60,493,429
Mercury Systems, Inc.(a)	27,892	1,797,640
Northrop Grumman Corp.	82,649	36,962,286
Raytheon Technologies Corp.	845,419	83,755,660
Spirit AeroSystems Holdings, Inc., Class A	56,095	2,742,485
Textron, Inc.	125,961	9,368,979
TransDigm Group, Inc.(a)	29,397	19,153,321
Virgin Galactic Holdings Inc.(a)(b)	96,064	949,112
Woodward, Inc.(b)	34,107	4,260,305

		374,960,708

Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.(b)	75,038	8,082,343
Expeditors International of Washington, Inc.	94,516	9,750,271
FedEx Corp.	138,283	31,997,303
GXO Logistics, Inc.(a)	52,538	3,748,061
United Parcel Service, Inc., Class B(b)	408,737	87,657,737

		141,235,715

Airlines(a) — 0.2%
Alaska Air Group, Inc.(b)	73,885	4,286,069
American Airlines Group, Inc.(b)	360,129	6,572,354
Copa Holdings SA, Class A(b)	16,783	1,403,730
Delta Air Lines, Inc.	360,214	14,253,668
JetBlue Airways Corp.(b)	176,940	2,645,253
Southwest Airlines Co.(b)	331,476	15,181,601
United Airlines Holdings, Inc.(b)	180,099	8,349,390

		52,692,065

Auto Components — 0.1%
Aptiv PLC(a)	153,691	18,398,350
BorgWarner, Inc.(b)	130,700	5,084,230
Gentex Corp.(b)	133,676	3,899,329
Lear Corp.(b)	35,036	4,995,783
QuantumScape Corp.(a)(b)	133,307	2,664,807

		35,042,499

Automobiles — 2.4%
Ford Motor Co.	2,200,812	37,215,731
General Motors Co.(a)	773,467	33,831,447
Harley-Davidson, Inc.	82,663	3,256,922
Rivian Automotive, Inc., Class A(a)(b)	84,329	4,236,689
Tesla, Inc.(a)(b)	470,073	506,550,665
Thor Industries, Inc.(b)	28,362	2,232,089

		587,323,543

Banks — 3.7%
Bank of America Corp.	4,015,843	165,533,049
Bank of Hawaii Corp.(b)	21,836	1,832,477
Bank OZK	62,999	2,690,057
BOK Financial Corp.(b)	15,956	1,499,066
Citigroup, Inc.	1,120,498	59,834,593

Security	Shares	Value

Banks (continued)
Citizens Financial Group, Inc.	237,544	$10,767,870
Comerica, Inc.	75,432	6,821,316
Commerce Bancshares, Inc.	59,697	4,273,708
Cullen/Frost Bankers, Inc.(b)	33,308	4,610,160
East West Bancorp, Inc.	79,968	6,319,071
Fifth Third Bancorp.	379,195	16,320,553
First Citizens BancShares, Inc., Class A(b)	6,653	4,428,237
First Hawaiian, Inc.(b)	68,030	1,897,357
First Horizon Corp.	292,736	6,876,369
First Republic Bank	101,642	16,476,168
FNB Corp.	200,103	2,491,282
Huntington Bancshares, Inc.(b)	798,844	11,679,099
JPMorgan Chase & Co.	1,658,332	226,063,818
KeyCorp.	513,573	11,493,764
M&T Bank Corp.(b)	71,298	12,085,011
PacWest Bancorp.	69,715	3,006,808
People’s United Financial, Inc.	240,331	4,804,217
Pinnacle Financial Partners, Inc.	41,046	3,779,516
PNC Financial Services Group, Inc.	239,591	44,192,560
Popular, Inc.	44,841	3,665,303
Prosperity Bancshares, Inc.	49,377	3,425,776
Regions Financial Corp.	543,851	12,106,123
Signature Bank	34,907	10,244,855
SVB Financial Group(a)	32,241	18,037,227
Synovus Financial Corp.	82,945	4,064,305
Truist Financial Corp.	748,835	42,458,945
U.S. Bancorp.(b)	762,195	40,510,664
Umpqua Holdings Corp.	134,553	2,537,670
Webster Financial Corp.(b)	100,549	5,642,810
Wells Fargo & Co.	2,196,233	106,429,451
Western Alliance Bancorp.	60,023	4,971,105
Wintrust Financial Corp.	30,232	2,809,460
Zions Bancorp NA	85,292	5,591,744

		892,271,564

Beverages — 1.4%
Boston Beer Co., Inc., Class A(a)	5,171	2,008,778
Brown-Forman Corp., Class A	22,750	1,427,335
Brown-Forman Corp., Class B	105,946	7,100,501
Coca-Cola Co.	2,192,784	135,952,608
Constellation Brands, Inc., Class A	88,811	20,454,950
Keurig Dr Pepper, Inc.(b)	399,963	15,158,598
Molson Coors Beverage Co., Class B(b)	99,776	5,326,043
Monster Beverage Corp.(a)	211,716	16,916,108
PepsiCo, Inc.	780,314	130,608,957

		334,953,878

Biotechnology — 2.1%
AbbVie, Inc.	997,809	161,754,817
Alnylam Pharmaceuticals, Inc.(a)(b)	69,019	11,270,113
Amgen, Inc.	315,666	76,334,352
Biogen, Inc.(a)	83,390	17,561,934
BioMarin Pharmaceutical, Inc.(a)	103,394	7,971,677
CureVac NV(a)(b)	28,509	559,062
Exact Sciences Corp.(a)(b)	97,426	6,812,026
Exelixis, Inc.(a)	177,209	4,017,328
Gilead Sciences, Inc.	712,774	42,374,414
Horizon Therapeutics PLC(a)	121,952	12,830,570
Incyte Corp.(a)	107,159	8,510,568
Ionis Pharmaceuticals, Inc.(a)(b)	74,032	2,742,145
Iovance Biotherapeutics, Inc.(a)	81,538	1,357,608
Mirati Therapeutics, Inc.(a)	24,978	2,053,691
Moderna, Inc.(a)	190,726	32,854,461

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2022	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Natera, Inc.(a)(b)	45,793	$1,862,859
Neurocrine Biosciences, Inc.(a)(b)	54,785	5,136,094
Novavax, Inc.(a)(b)	43,313	3,190,002
Regeneron Pharmaceuticals, Inc.(a)	57,699	40,298,136
Sage Therapeutics, Inc.(a)	27,664	915,678
Sarepta Therapeutics, Inc.(a)	46,299	3,616,878
Seagen, Inc.(a)	75,261	10,841,347
Ultragenyx Pharmaceutical, Inc.(a)	34,585	2,511,563
United Therapeutics Corp.(a)	23,635	4,240,355
Vertex Pharmaceuticals, Inc.(a)	143,373	37,416,052

		499,033,730

Building Products — 0.5%
A O Smith Corp.	71,127	4,544,304
Advanced Drainage Systems, Inc.(b)	34,230	4,066,866
Allegion PLC	51,808	5,687,482
Armstrong World Industries, Inc.(b)	29,048	2,614,611
AZEK Co., Inc.(a)	62,229	1,545,768
Builders FirstSource, Inc.(a)	108,388	6,995,362
Carlisle Cos., Inc.(b)	28,395	6,982,898
Carrier Global Corp.	483,015	22,155,898
Fortune Brands Home & Security, Inc.	77,543	5,759,894
Hayward Holdings, Inc.(a)(b)	20,586	342,139
Johnson Controls International PLC	396,120	25,973,589
Lennox International, Inc.(b)	18,490	4,767,831
Masco Corp.	133,924	6,830,124
Owens Corning	54,432	4,980,528
Trane Technologies PLC(b)	131,969	20,151,666
Trex Co., Inc.(a)	63,150	4,125,590

		127,524,550

Capital Markets — 3.1%
Affiliated Managers Group, Inc.	23,012	3,243,541
Ameriprise Financial, Inc.(b)	62,168	18,672,780
Ares Management Corp., Class A(b)	80,003	6,498,644
Bank of New York Mellon Corp.(b)	417,216	20,706,430
BlackRock, Inc.(c)	81,000	61,897,770
Blackstone, Inc.	395,783	50,240,694
Carlyle Group, Inc.	87,380	4,273,756
Cboe Global Markets, Inc.	61,659	7,055,023
Charles Schwab Corp.	849,405	71,613,336
CME Group, Inc.	202,425	48,148,810
Evercore, Inc., Class A	23,211	2,583,849
FactSet Research Systems, Inc.(b)	21,046	9,137,121
Franklin Resources, Inc.(b)	161,878	4,519,634
Goldman Sachs Group, Inc.	185,060	61,088,306
Interactive Brokers Group, Inc., Class A(b)	47,962	3,161,175
Intercontinental Exchange, Inc.	312,391	41,273,099
Invesco Ltd.	180,320	4,158,179
Janus Henderson Group PLC(b)	93,426	3,271,779
Jefferies Financial Group, Inc.	128,104	4,208,216
KKR & Co., Inc.	316,741	18,519,846
Lazard Ltd., Class A	51,262	1,768,539
LPL Financial Holdings, Inc.(b)	43,849	8,010,335
MarketAxess Holdings, Inc.	21,352	7,263,950
Moody’s Corp.(b)	91,558	30,892,585
Morgan Stanley	746,743	65,265,338
Morningstar, Inc.	12,947	3,536,732
MSCI, Inc.	44,478	22,367,097
Nasdaq, Inc.	65,110	11,602,602
Northern Trust Corp.(b)	114,230	13,302,083
Raymond James Financial, Inc.	103,399	11,364,584
S&P Global, Inc.(b)	195,740	80,288,633

Security	Shares	Value

Capital Markets (continued)
SEI Investments Co.(b)	60,461	$3,640,357
State Street Corp.	207,324	18,062,067
Stifel Financial Corp.	54,573	3,705,507
T Rowe Price Group, Inc.(b)	126,878	19,182,685
Tradeweb Markets, Inc., Class A(b)	61,709	5,422,370
Virtu Financial, Inc., Class A(b)	54,859	2,041,852

		751,989,304

Chemicals — 1.3%
Air Products & Chemicals, Inc.	124,819	31,193,516
Albemarle Corp.(b)	65,866	14,566,266
Ashland Global Holdings, Inc.(b)	29,334	2,886,759
Axalta Coating Systems Ltd.(a)	115,763	2,845,455
Celanese Corp.	62,072	8,868,227
CF Industries Holdings, Inc.	120,927	12,462,737
Chemours Co.(b)	88,178	2,775,843
Corteva, Inc.	414,308	23,814,424
Diversey Holdings Ltd.(a)	27,521	208,334
Dow, Inc.	415,152	26,453,485
DuPont de Nemours, Inc.(b)	290,636	21,384,997
Eastman Chemical Co.	76,568	8,580,210
Ecolab, Inc.	141,138	24,919,325
Element Solutions, Inc.	130,715	2,862,659
FMC Corp.	72,993	9,603,689
Huntsman Corp.	117,672	4,413,877
International Flavors & Fragrances, Inc.	145,000	19,042,850
LyondellBasell Industries NV, Class A(b)	147,550	15,171,091
Mosaic Co.(b)	205,155	13,642,807
NewMarket Corp.	3,312	1,074,347
Olin Corp.	76,515	4,000,204
PPG Industries, Inc.	135,035	17,699,037
RPM International, Inc.(b)	73,370	5,975,253
Scotts Miracle-Gro Co.(b)	24,210	2,976,862
Sherwin-Williams Co.(b)	135,249	33,760,855
Valvoline, Inc.	97,038	3,062,519
Westlake Corp.(b)	18,106	2,234,280

		316,479,908

Commercial Services & Supplies — 0.4%
Cintas Corp.	48,683	20,709,261
Clean Harbors, Inc.(a)	27,862	3,110,514
Copart, Inc.(a)	116,054	14,561,295
Driven Brands Holdings, Inc.(a)(b)	22,717	597,003
IAA, Inc.(a)	81,993	3,136,232
MSA Safety, Inc.	20,127	2,670,853
Republic Services, Inc.	118,179	15,658,718
Rollins, Inc.(b)	127,532	4,469,997
Stericycle, Inc.(a)	51,667	3,044,220
Waste Management, Inc.	237,763	37,685,435

		105,643,528

Communications Equipment — 0.8%
Arista Networks, Inc.(a)	134,709	18,721,857
Ciena Corp.(a)	86,107	5,220,668
Cisco Systems, Inc.	2,386,725	133,083,786
CommScope Holding Co., Inc.(a)(b)	96,259	758,521
F5, Inc.(a)	34,263	7,159,254
Juniper Networks, Inc.	179,952	6,687,016
Lumentum Holdings, Inc.(a)	42,539	4,151,806
Motorola Solutions, Inc.(b)	94,374	22,857,383
Ubiquiti, Inc.(b)	4,358	1,268,875
ViaSat, Inc.(a)	37,134	1,812,139

		201,721,305

2

Schedule of Investments (unaudited) (continued) March 31, 2022	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering — 0.1%
AECOM(b)	75,665	$5,811,829
MasTec, Inc.(a)	35,555	3,096,840
MDU Resources Group, Inc.	119,501	3,184,702
Quanta Services, Inc.	78,218	10,294,271
Valmont Industries, Inc.(b)	12,701	3,030,458

		25,418,100

Construction Materials — 0.1%
Eagle Materials, Inc.(b)	22,928	2,943,038
Martin Marietta Materials, Inc.(b)	34,494	13,276,396
Vulcan Materials Co.	73,318	13,468,516

		29,687,950

Consumer Finance — 0.6%
Ally Financial, Inc.	195,334	8,493,122
American Express Co.	347,925	65,061,975
Capital One Financial Corp.	232,804	30,564,837
Credit Acceptance Corp.(a)(b)	4,685	2,578,483
Discover Financial Services(b)	162,532	17,909,401
OneMain Holdings, Inc.	66,470	3,151,343
SLM Corp.	144,852	2,659,483
Synchrony Financial	290,660	10,117,875
Upstart Holdings, Inc.(a)(b)	27,355	2,984,157

		143,520,676

Containers & Packaging — 0.4%
Amcor PLC	846,153	9,586,914
AptarGroup, Inc.	38,444	4,517,170
Ardagh Group SA(a)	6,425	107,972
Ardagh Metal Packaging SA(a)(b)	62,586	508,824
Avery Dennison Corp.	47,184	8,208,600
Ball Corp.(b)	181,342	16,320,780
Berry Global Group, Inc.(a)	77,619	4,498,797
Crown Holdings, Inc.	68,180	8,528,636
Graphic Packaging Holding Co.(b)	155,466	3,115,539
International Paper Co.	220,976	10,198,042
Packaging Corp. of America	52,123	8,136,922
Sealed Air Corp.	82,180	5,502,773
Silgan Holdings, Inc.(b)	48,245	2,230,366
Sonoco Products Co.	53,723	3,360,911
Westrock Co.	146,328	6,881,806

		91,704,052

Distributors — 0.1%
Genuine Parts Co.	77,956	9,824,015
LKQ Corp.	150,980	6,856,002
Pool Corp.	21,905	9,262,529

		25,942,546

Diversified Consumer Services — 0.1%
ADT, Inc.(b)	65,817	499,551
Bright Horizons Family Solutions, Inc.(a)	34,384	4,562,413
Chegg, Inc.(a)(b)	75,210	2,728,619
Frontdoor, Inc.(a)	51,747	1,544,648
Grand Canyon Education, Inc.(a)(b)	24,845	2,412,698
H&R Block, Inc.(b)	90,572	2,358,495
Mister Car Wash, Inc.(a)(b)	52,555	777,288
Service Corp. International(b)	94,089	6,192,938
Terminix Global Holdings, Inc.(a)	72,173	3,293,254

		24,369,904

Diversified Financial Services — 1.6%
Apollo Global Management, Inc.(b)	204,606	12,683,526

Security	Shares	Value

Diversified Financial Services (continued)
Berkshire Hathaway, Inc., Class B(a)	1,035,939	$365,593,232
Equitable Holdings, Inc.	202,853	6,270,186
Voya Financial, Inc.	59,002	3,914,783

		388,461,727

Diversified Telecommunication Services — 0.9%
AT&T, Inc.	4,034,250	95,329,328
Lumen Technologies, Inc.(b)	584,101	6,582,818
Verizon Communications, Inc.	2,373,043	120,882,811

		222,794,957

Electric Utilities — 1.6%
Alliant Energy Corp.	141,002	8,809,805
American Electric Power Co., Inc.(b)	282,522	28,187,220
Avangrid, Inc.(b)	29,257	1,367,472
Constellation Energy Corp.	181,465	10,207,406
Duke Energy Corp.	434,504	48,516,717
Edison International	214,200	15,015,420
Entergy Corp.(b)	112,022	13,078,568
Evergy, Inc.(b)	129,584	8,855,771
Eversource Energy	196,295	17,311,256
Exelon Corp.	553,226	26,350,154
FirstEnergy Corp.(b)	303,914	13,937,496
Hawaiian Electric Industries, Inc.	63,076	2,668,746
IDACORP, Inc.(b)	26,848	3,097,185
NextEra Energy, Inc.	1,107,504	93,816,664
NRG Energy, Inc.(b)	135,175	5,185,313
OGE Energy Corp.	108,037	4,405,749
PG&E Corp.(a)	1,126,090	13,445,515
Pinnacle West Capital Corp.	65,530	5,117,893
PPL Corp.	418,166	11,942,821
Southern Co.(b)	594,437	43,102,627
Xcel Energy, Inc.	302,289	21,816,197

		396,235,995

Electrical Equipment — 0.6%
Acuity Brands, Inc.(b)	19,019	3,600,297
AMETEK, Inc.(b)	131,664	17,535,012
ChargePoint Holdings, Inc.(a)(b)	120,742	2,400,351
Eaton Corp. PLC	224,253	34,032,635
Emerson Electric Co.	336,298	32,974,019
Generac Holdings, Inc.(a)	35,108	10,436,204
Hubbell, Inc.	31,514	5,791,328
nVent Electric PLC	97,404	3,387,711
Plug Power, Inc.(a)(b)	295,235	8,446,673
Regal Rexnord Corp.	38,295	5,697,530
Rockwell Automation, Inc.	66,188	18,534,626
Sensata Technologies Holding PLC(a)(b)	86,180	4,382,253
Shoals Technologies Group, Inc., Class A(a)(b)	63,807	1,087,271
Sunrun, Inc.(a)(b)	107,620	3,268,419
Vertiv Holdings Co.	170,562	2,387,868

		153,962,197

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	330,398	24,895,489
Arrow Electronics, Inc.(a)	36,188	4,292,982
Avnet, Inc.	51,693	2,098,219
CDW Corp.	76,288	13,647,160
Cognex Corp.(b)	97,634	7,532,463
Coherent, Inc.(a)	13,014	3,557,507
Corning, Inc.	423,770	15,641,351
IPG Photonics Corp.(a)	19,152	2,102,123

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2022	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Jabil, Inc.	80,152	$4,947,783
Keysight Technologies, Inc.(a)	104,148	16,452,260
Littelfuse, Inc.	13,666	3,408,437
National Instruments Corp.(b)	78,742	3,196,138
TD SYNNEX Corp.(b)	25,522	2,634,126
Teledyne Technologies, Inc.(a)(b)	26,385	12,470,343
Trimble, Inc.(a)	140,178	10,112,441
Vontier Corp.(b)	100,593	2,554,056
Zebra Technologies Corp., Class A(a)	29,600	12,245,520

		141,788,398

Energy Equipment & Services — 0.3%
Baker Hughes Co.(b)	412,486	15,018,615
Halliburton Co.	493,256	18,679,605
NOV, Inc.(b)	225,203	4,416,231
Schlumberger NV	788,738	32,582,767

		70,697,218

Entertainment — 1.4%
Activision Blizzard, Inc.	434,740	34,827,022
Electronic Arts, Inc.	157,280	19,897,493
Liberty Media Corp.-Liberty Formula One, Class A(a)	14,208	896,951
Liberty Media Corp.-Liberty Formula One, Class C(a)(b)	112,228	7,838,003
Live Nation Entertainment, Inc.(a)	76,247	8,969,697
Madison Square Garden Sports Corp.(a)	9,792	1,756,293
Netflix, Inc.(a)	243,923	91,371,117
Playtika Holding Corp.(a)	56,255	1,087,409
Roku, Inc.(a)(b)	66,465	8,326,070
Skillz, Inc.(a)(b)	158,038	474,114
Spotify Technology SA(a)	76,795	11,597,581
Take-Two Interactive Software, Inc.(a)	64,592	9,930,374
Walt Disney Co.(a)	1,025,456	140,651,545
World Wrestling Entertainment, Inc., Class A(b)	24,370	1,521,663
Zynga, Inc., Class A(a)	588,369	5,436,530

		344,581,862

Equity Real Estate Investment Trusts (REITs) — 3.1%
Alexandria Real Estate Equities, Inc.	94,265	18,970,831
American Campus Communities, Inc.	74,192	4,152,526
American Homes 4 Rent, Class A	165,069	6,607,712
American Tower Corp.	254,886	64,032,461
Americold Realty Trust(b)	158,142	4,408,999
Apartment Income REIT Corp.	87,495	4,677,483
AvalonBay Communities, Inc.	79,363	19,711,388
Boston Properties, Inc.(b)	87,520	11,272,576
Brixmor Property Group, Inc.(b)	157,482	4,064,610
Camden Property Trust	55,395	9,206,649
Cousins Properties, Inc.	82,141	3,309,461
Crown Castle International Corp.	244,715	45,174,389
CubeSmart	122,570	6,377,317
Digital Realty Trust, Inc.	159,230	22,578,814
Douglas Emmett, Inc.	87,451	2,922,612
Duke Realty Corp.	212,336	12,328,228
EPR Properties	40,258	2,202,515
Equinix, Inc.	50,366	37,352,433
Equity LifeStyle Properties, Inc.	98,218	7,511,713
Equity Residential	206,624	18,579,630
Essex Property Trust, Inc.	37,023	12,790,706
Extra Space Storage, Inc.	73,438	15,098,853
Federal Realty Investment Trust	43,871	5,355,333
First Industrial Realty Trust, Inc.	73,897	4,574,963

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Gaming and Leisure Properties, Inc.	130,938	$6,144,920
Healthcare Trust of America, Inc., Class A	116,856	3,662,267
Healthpeak Properties, Inc.	306,457	10,520,669
Highwoods Properties, Inc.	56,254	2,573,058
Host Hotels & Resorts, Inc.	399,920	7,770,446
Hudson Pacific Properties, Inc.(b)	82,180	2,280,495
Invitation Homes, Inc.	342,675	13,768,681
Iron Mountain, Inc.(b)	163,046	9,034,379
JBG SMITH Properties	63,076	1,843,081
Kilroy Realty Corp.(b)	64,778	4,950,335
Kimco Realty Corp.	325,658	8,043,753
Lamar Advertising Co., Class A	49,903	5,797,731
Life Storage, Inc.	45,210	6,348,840
Medical Properties Trust, Inc.	341,416	7,217,534
Mid-America Apartment Communities, Inc.	64,796	13,571,522
National Retail Properties, Inc.(b)	101,998	4,583,790
Omega Healthcare Investors, Inc.(b)	131,791	4,106,608
Orion Office REIT, Inc.(b)	29,717	416,038
Park Hotels & Resorts, Inc.	126,278	2,466,209
Prologis, Inc.	416,242	67,214,758
Public Storage	85,080	33,205,022
Rayonier, Inc.(b)	75,646	3,110,564
Realty Income Corp.(b)	320,955	22,242,181
Regency Centers Corp.(b)	96,931	6,915,058
Rexford Industrial Realty, Inc.	90,936	6,782,916
SBA Communications Corp.	61,581	21,190,022
Simon Property Group, Inc.	184,365	24,255,059
SL Green Realty Corp.(b)	37,164	3,016,974
Spirit Realty Capital, Inc.	76,866	3,537,373
STORE Capital Corp.(b)	136,886	4,001,178
Sun Communities, Inc.	63,975	11,214,178
UDR, Inc.	181,850	10,432,735
Ventas, Inc.	222,064	13,714,673
VICI Properties, Inc.(b)	349,876	9,957,471
Vornado Realty Trust(b)	101,669	4,607,639
Welltower, Inc.(b)	247,309	23,776,287
Weyerhaeuser Co.	428,349	16,234,427
WP Carey, Inc.	105,331	8,514,958

		752,286,031

Food & Staples Retailing — 1.4%
Albertsons Cos., Inc., Class A	88,796	2,952,467
Casey’s General Stores, Inc.(b)	21,920	4,343,886
Costco Wholesale Corp	249,682	143,779,380
Grocery Outlet Holding Corp.(a)(b)	49,659	1,627,822
Kroger Co.(b)	411,805	23,625,253
Sysco Corp.(b)	289,527	23,639,880
U.S. Foods Holding Corp.(a)	125,465	4,721,248
Walgreens Boots Alliance, Inc.	408,576	18,291,947
Walmart, Inc.	798,770	118,952,828

		341,934,711

Food Products — 1.0%
Archer-Daniels-Midland Co.(b)	315,225	28,452,208
Beyond Meat, Inc.(a)(b)	29,925	1,445,677
Bunge Ltd	77,634	8,602,623
Campbell Soup Co.(b)	114,401	5,098,853
Conagra Brands, Inc.(b)	260,056	8,730,080
Darling Ingredients, Inc.(a)(b)	93,851	7,543,743
Flowers Foods, Inc.(b)	102,672	2,639,697
Freshpet, Inc.(a)(b)	21,901	2,247,919
General Mills, Inc.	339,352	22,980,917
Hain Celestial Group, Inc.(a)	48,979	1,684,878

4

Schedule of Investments (unaudited) (continued) March 31, 2022	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Hershey Co.	83,462	$18,080,373
Hormel Foods Corp.	160,096	8,251,348
Ingredion, Inc.(b)	35,474	3,091,559
J M Smucker Co.	58,783	7,959,806
Kellogg Co.(b)	145,676	9,394,645
Kraft Heinz Co.	388,211	15,291,631
Lamb Weston Holdings, Inc.(b)	85,495	5,122,005
McCormick & Co., Inc.(b)	138,042	13,776,592
Mondelez International, Inc., Class A	778,288	48,860,921
Pilgrim’s Pride Corp.(a)	28,135	706,188
Post Holdings, Inc.(a)	32,268	2,234,882
Seaboard Corp.	134	563,536
Tyson Foods, Inc., Class A(b)	164,314	14,727,464

		237,487,545

Gas Utilities — 0.1%
Atmos Energy Corp.	74,879	8,947,292
National Fuel Gas Co.	46,971	3,226,907
UGI Corp.	123,764	4,482,732

		16,656,931

Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	980,976	116,108,319
ABIOMED, Inc.(a)	25,251	8,364,141
Align Technology, Inc.(a)	44,728	19,501,408
Baxter International, Inc.	285,437	22,132,785
Becton Dickinson and Co.	163,787	43,567,342
Boston Scientific Corp.(a)	798,993	35,387,400
Cooper Cos., Inc.	27,489	11,479,132
DENTSPLY SIRONA, Inc.	123,082	6,058,096
DexCom, Inc.(a)(b)	54,641	27,954,336
Edwards Lifesciences Corp.(a)	347,585	40,917,706
Envista Holdings Corp.(a)(b)	92,858	4,523,113
Figs, Inc., Class A(a)(b)	49,994	1,075,871
Globus Medical, Inc., Class A(a)	47,175	3,480,571
Hologic, Inc.(a)	140,617	10,802,198
ICU Medical, Inc.(a)	10,540	2,346,626
IDEXX Laboratories, Inc.(a)	47,885	26,195,968
Insulet Corp.(a)(b)	37,775	10,062,882
Integra LifeSciences Holdings Corp.(a)(b)	39,587	2,543,861
Intuitive Surgical, Inc.(a)	200,085	60,361,643
Masimo Corp.(a)	28,873	4,202,176
Medtronic PLC	758,262	84,129,169
Novocure Ltd.(a)(b)	54,898	4,548,299
Penumbra, Inc.(a)	18,514	4,112,515
Quidel Corp.(a)(b)	19,204	2,159,682
ResMed, Inc.(b)	81,697	19,812,339
STERIS PLC(b)	47,919	11,585,377
Stryker Corp.	196,881	52,636,135
Tandem Diabetes Care, Inc.(a)	34,301	3,988,863
Teleflex, Inc.	26,454	9,386,673
Zimmer Biomet Holdings, Inc.	116,930	14,955,347
ZimVie, Inc.	11,670	266,543

		664,646,516

Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc.(a)	47,503	3,112,872
Agilon Health, Inc.(a)(b)	90,037	2,282,438
Amedisys, Inc.(a)(b)	17,764	3,060,560
AmerisourceBergen Corp.(b)	83,078	12,852,997
Anthem, Inc.(b)	138,318	67,944,568
Cardinal Health, Inc.	154,674	8,770,016
Centene Corp.(a)	326,538	27,491,234

Security	Shares	Value

Health Care Providers & Services (continued)
Chemed Corp.	8,990	$4,553,884
Cigna Corp.	183,820	44,045,110
CVS Health Corp.	743,343	75,233,745
DaVita, Inc.(a)(b)	36,393	4,116,412
Encompass Health Corp.	58,260	4,142,869
Guardant Health, Inc.(a)	48,196	3,192,503
HCA Healthcare, Inc.	137,930	34,568,017
Henry Schein, Inc.(a)	75,840	6,612,490
Humana, Inc.	72,714	31,642,951
Laboratory Corp. of America Holdings(a)	52,575	13,861,924
McKesson Corp.	84,962	26,009,417
Molina Healthcare, Inc.(a)	32,008	10,677,549
Oak Street Health, Inc.(a)(b)	56,426	1,516,731
Premier, Inc., Class A	67,703	2,409,550
Quest Diagnostics, Inc.(b)	68,898	9,429,380
Signify Health, Inc., Class A(a)(b)	33,844	614,269
UnitedHealth Group, Inc.	531,319	270,956,750
Universal Health Services, Inc., Class B(b)	39,117	5,670,009

		674,768,245

Health Care Technology — 0.2%
Cerner Corp.	164,240	15,366,294
Certara, Inc.(a)(b)	61,849	1,328,517
Change Healthcare, Inc.(a)	142,878	3,114,740
Definitive Healthcare Corp.(a)(b)	2,380	58,667
Teladoc Health, Inc.(a)(b)	88,262	6,366,338
Veeva Systems, Inc., Class A(a)	77,719	16,512,179

		42,746,735

Hotels, Restaurants & Leisure — 1.9%
Aramark	133,564	5,022,006
Booking Holdings, Inc.(a)	23,149	54,364,269
Boyd Gaming Corp.	44,050	2,897,609
Caesars Entertainment, Inc.(a)(b)	116,867	9,040,831
Carnival Corp.(a)	481,534	9,736,617
Chipotle Mexican Grill, Inc.(a)	15,887	25,133,711
Choice Hotels International, Inc.	18,605	2,637,445
Churchill Downs, Inc.	21,745	4,822,606
Darden Restaurants, Inc.	72,599	9,652,037
Domino’s Pizza, Inc.	20,798	8,464,994
DraftKings, Inc., Class A(a)(b)	182,426	3,551,834
Expedia Group, Inc.(a)	81,587	15,964,128
Hilton Worldwide Holdings, Inc.(a)	152,662	23,164,932
Hyatt Hotels Corp., Class A(a)(b)	27,990	2,671,645
Las Vegas Sands Corp.(a)	188,879	7,341,727
Marriott International, Inc., Class A(a)	153,504	26,978,328
Marriott Vacations Worldwide Corp.	22,345	3,523,806
McDonald’s Corp.	421,788	104,299,737
MGM Resorts International	208,385	8,739,667
Norwegian Cruise Line Holdings Ltd.(a)(b)	200,883	4,395,320
Penn National Gaming, Inc.(a)(b)	90,034	3,819,242
Planet Fitness, Inc., Class A(a)	48,037	4,058,166
Royal Caribbean Cruises Ltd.(a)(b)	123,826	10,374,142
Six Flags Entertainment Corp.(a)	45,434	1,976,379
Starbucks Corp.	649,665	59,100,025
Travel + Leisure Co.	45,887	2,658,693
Vail Resorts, Inc.	23,411	6,093,181
Wendy’s Co.(b)	95,181	2,091,127
Wyndham Hotels & Resorts, Inc.	52,443	4,441,398
Wynn Resorts Ltd.(a)	56,951	4,541,273

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2022	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Yum China Holdings, Inc.(b)	244,301	$10,148,264
Yum! Brands, Inc.	164,355	19,480,998

		461,186,137

Household Durables — 0.3%
D.R. Horton, Inc.	187,679	13,983,962
Garmin Ltd.	87,317	10,356,669
Leggett & Platt, Inc.(b)	74,594	2,595,871
Lennar Corp., B Shares(b)	10,779	736,745
Lennar Corp., Class A	144,777	11,751,549
Mohawk Industries, Inc.(a)	31,490	3,911,058
Newell Brands, Inc.	209,219	4,479,379
NVR, Inc.(a)	1,769	7,902,601
PulteGroup, Inc.	139,170	5,831,223
Tempur Sealy International, Inc.	103,785	2,897,677
Toll Brothers, Inc.	61,053	2,870,712
TopBuild Corp.(a)	19,878	3,605,670
Whirlpool Corp.(b)	33,361	5,764,114

		76,687,230

Household Products — 1.2%
Church & Dwight Co., Inc.(b)	137,842	13,698,738
Clorox Co.(b)	70,029	9,736,132
Colgate-Palmolive Co.	469,259	35,583,910
Kimberly-Clark Corp.	190,754	23,493,263
Procter & Gamble Co.	1,359,216	207,688,205
Reynolds Consumer Products, Inc.	25,495	748,023
Spectrum Brands Holdings, Inc.(b)	24,767	2,197,328

		293,145,599

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	375,532	9,662,438
Brookfield Renewable Corp., Class A(b)	68,537	3,001,921
Vistra Corp.	275,913	6,414,977

		19,079,336

Industrial Conglomerates — 0.9%
3M Co.(b)	321,822	47,912,859
General Electric Co.	616,731	56,430,887
Honeywell International, Inc.	387,538	75,407,144
Roper Technologies, Inc.(b)	59,191	27,951,766

		207,702,656

Insurance — 2.2%
Aflac, Inc.(b)	363,358	23,396,622
Alleghany Corp.(a)	7,234	6,127,198
Allstate Corp.(b)	158,507	21,954,804
American Financial Group, Inc.(b)	39,440	5,743,253
American International Group, Inc.	469,018	29,440,260
Aon PLC, Class A(b)	122,973	40,043,698
Arch Capital Group Ltd.(a)	211,048	10,218,944
Arthur J Gallagher and Co.	113,817	19,872,448
Assurant, Inc.	31,492	5,726,190
Assured Guaranty Ltd.(b)	39,415	2,509,159
Axis Capital Holdings Ltd.	44,804	2,709,298
Brighthouse Financial, Inc.(a)	47,261	2,441,503
Brown & Brown, Inc.	132,528	9,577,799
Chubb Ltd.	242,118	51,789,040
Cincinnati Financial Corp.	83,831	11,397,663
CNA Financial Corp.	18,457	897,379
Erie Indemnity Co., Class A(b)	13,588	2,393,254
Everest Re Group Ltd.	22,351	6,736,144
Fidelity National Financial, Inc.	149,600	7,306,464
First American Financial Corp.	58,488	3,791,192

Security	Shares	Value

Insurance (continued)
Globe Life, Inc.	55,614	$5,594,768
Hanover Insurance Group, Inc.(b)	20,904	3,125,566
Hartford Financial Services Group, Inc.	188,695	13,550,188
Kemper Corp.(b)	33,376	1,887,079
Lemonade, Inc.(a)(b)	18,475	487,186
Lincoln National Corp.(b)	103,905	6,791,231
Loews Corp.	117,613	7,623,675
Markel Corp.(a)	7,745	11,425,734
Marsh & McLennan Cos., Inc.	286,868	48,888,045
Mercury General Corp.(b)	13,156	723,580
MetLife, Inc.	394,451	27,722,016
Old Republic International Corp.	166,736	4,313,460
Primerica, Inc.	21,114	2,888,818
Principal Financial Group, Inc.	145,341	10,669,483
Progressive Corp.	329,149	37,519,695
Prudential Financial, Inc.(b)	213,996	25,287,907
Reinsurance Group of America, Inc.	39,055	4,274,960
RenaissanceRe Holdings Ltd.	23,276	3,689,479
Travelers Cos., Inc.	134,752	24,623,233
Unum Group	122,859	3,871,287
W R Berkley Corp.	117,196	7,804,082
White Mountains Insurance Group Ltd.(b)	1,716	1,949,788
Willis Towers Watson PLC.	70,606	16,678,549

		535,462,121

Interactive Media & Services(a) — 5.1%
Alphabet, Inc., Class A	169,880	472,495,738
Alphabet, Inc., Class C	156,246	436,393,516
IAC/InterActiveCorp(b)	44,450	4,457,446
Match Group, Inc.	161,023	17,509,641
Meta Platforms, Inc., Class A	1,302,643	289,655,697
Pinterest, Inc., Class A	318,994	7,850,442
TripAdvisor, Inc.	55,991	1,518,476
Twitter, Inc.(b)	445,927	17,252,916
Vimeo, Inc.(b)	79,879	948,962

		1,248,082,834

Internet & Direct Marketing Retail — 3.5%
Amazon.com, Inc.(a)	245,139	799,140,883
DoorDash, Inc., Class A(a)(b)	81,539	9,555,555
eBay, Inc.(b)	347,906	19,921,098
Etsy, Inc.(a)(b)	71,361	8,868,745
Qurate Retail, Inc., Series A	197,866	941,842
Wayfair, Inc., Class A(a)(b)	43,163	4,781,597

		843,209,720

IT Services — 4.5%
Accenture PLC, Class A	359,166	121,121,550
Akamai Technologies, Inc.(a)	91,850	10,965,972
Alliance Data Systems Corp.	31,122	1,747,500
Amdocs Ltd.(b)	70,407	5,788,159
Automatic Data Processing, Inc.	237,095	53,948,596
Block, Inc.(a)(b)	270,885	36,732,006
Broadridge Financial Solutions, Inc.	64,235	10,002,032
Cloudflare, Inc., Class A(a)	146,095	17,487,571
Cognizant Technology Solutions Corp., Class A(b).	297,326	26,661,222
Concentrix Corp.	23,884	3,978,119
DXC Technology Co.(a)(b)	145,102	4,734,678
EPAM Systems, Inc.(a)	30,273	8,979,275
Euronet Worldwide, Inc.(a)	26,960	3,508,844
Fastly, Inc., Class A(a)(b)	56,737	986,089
Fidelity National Information Services, Inc.	342,237	34,367,440
Fiserv, Inc.(a)(b)	337,125	34,184,475

6

Schedule of Investments (unaudited) (continued) March 31, 2022	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
FleetCor Technologies, Inc.(a)	44,103	$10,984,293
Gartner, Inc.(a)	45,185	13,440,730
Genpact Ltd.	99,807	4,342,603
Global Payments, Inc.	160,136	21,913,010
Globant SA(a)(b)	22,001	5,765,802
GoDaddy, Inc., Class A(a)	92,443	7,737,479
International Business Machines Corp.(b)	504,693	65,620,184
Jack Henry & Associates, Inc.(b)	39,991	7,880,227
Kyndryl Holdings, Inc.(a)	123,529	1,620,700
Mastercard, Inc., Class A(b)	487,561	174,244,550
MongoDB, Inc.(a)	35,666	15,821,081
Okta, Inc.(a)	69,747	10,529,007
Paychex, Inc.(b)	182,699	24,932,933
PayPal Holdings, Inc.(a)	663,650	76,751,122
Paysafe Ltd.(a)(b)	195,749	663,589
Sabre Corp.(a)	176,574	2,018,241
Shift4 Payments, Inc., Class A(a)(b)	23,042	1,426,991
Snowflake, Inc., Class A(a)	114,632	26,265,630
SolarWinds Corp.	14,202	189,029
StoneCo Ltd., Class A(a)(b)	118,694	1,388,720
Switch, Inc., Class A(b)	66,216	2,040,777
Thoughtworks Holding Inc.(a)(b)	23,571	490,513
Twilio, Inc., Class A(a)	95,148	15,681,342
VeriSign, Inc.(a)	54,575	12,140,755
Visa, Inc., Class A(b)	937,154	207,832,643
Western Union Co.(b)	232,328	4,353,827
WEX, Inc.(a)	25,267	4,508,896
Wix.com Ltd.(a)(b)	28,614	2,989,018

		1,098,767,220

Leisure Products — 0.1%
Brunswick Corp.	43,513	3,519,767
Hasbro, Inc.	73,281	6,003,179
Mattel, Inc.(a)(b)	190,027	4,220,500
Peloton Interactive, Inc., Class A(a)	168,512	4,452,087
Polaris, Inc.(b)	33,964	3,577,088
YETI Holdings, Inc.(a)	45,912	2,753,802

		24,526,423

Life Sciences Tools & Services — 1.8%
10X Genomics, Inc., Class A(a)	44,882	3,414,174
Adaptive Biotechnologies Corp.(a)(b)	58,400	810,592
Agilent Technologies, Inc.	168,864	22,345,773
Avantor, Inc.(a)	335,795	11,356,587
Azenta, Inc.(b)	39,310	3,258,013
Bio-Rad Laboratories, Inc., Class A(a)	12,093	6,811,140
Bio-Techne Corp.	21,925	9,494,402
Bruker Corp.(b)	60,233	3,872,982
Charles River Laboratories International, Inc.(a)(b)	27,670	7,857,450
Danaher Corp.	358,090	105,038,540
Illumina, Inc.(a)	82,363	28,777,632
IQVIA Holdings, Inc.(a)	107,623	24,883,514
Maravai LifeSciences Holdings, Inc., Class A(a)	57,310	2,021,324
Mettler-Toledo International, Inc.(a)	12,914	17,733,376
PerkinElmer, Inc.(b)	70,771	12,346,709
QIAGEN NV(a)	128,557	6,299,293
Repligen Corp.(a)(b)	31,632	5,949,663
Sotera Health Co.(a)(b)	62,387	1,351,302
Syneos Health, Inc.(a)	58,804	4,760,184
Thermo Fisher Scientific, Inc.	221,893	131,061,100
Waters Corp.(a)	34,273	10,637,996
West Pharmaceutical Services, Inc.	41,995	17,247,766

		437,329,512

Security	Shares	Value

Machinery — 1.6%
AGCO Corp.	34,546	$5,044,752
Allison Transmission Holdings, Inc.	60,337	2,368,831
Caterpillar, Inc.	305,598	68,093,346
Colfax Corp.(a)	79,534	3,164,658
Crane Co.	29,823	3,229,234
Cummins, Inc.	82,004	16,819,840
Deere & Co.(b)	157,493	65,432,042
Donaldson Co., Inc.(b)	68,092	3,536,018
Dover Corp.	81,065	12,719,099
Flowserve Corp.(b)	69,309	2,488,193
Fortive Corp.	182,208	11,101,933
Gates Industrial Corp. PLC(a)(b)	40,279	606,602
Graco, Inc.	95,024	6,625,073
IDEX Corp.	42,611	8,169,807
Illinois Tool Works, Inc.(b)	176,804	37,022,758
Ingersoll Rand, Inc.(b)	226,146	11,386,451
ITT, Inc.	46,740	3,515,315
Lincoln Electric Holdings, Inc.	33,675	4,640,752
Middleby Corp.(a)	32,113	5,264,605
Nordson Corp.(b)	32,254	7,324,238
Oshkosh Corp.(b)	39,244	3,949,909
Otis Worldwide Corp.	242,086	18,628,518
PACCAR, Inc.	194,294	17,111,473
Parker-Hannifin Corp.	73,010	20,717,318
Pentair PLC(b)	95,024	5,151,251
Snap-on, Inc.(b)	28,982	5,955,221
Stanley Black & Decker, Inc.	92,691	12,957,275
Timken Co.(b)	39,542	2,400,199
Toro Co.(b)	61,233	5,234,809
Westinghouse Air Brake Technologies Corp.(b)	102,971	9,902,721
Xylem, Inc.(b)	99,542	8,486,951

		389,049,192

Marine — 0.0%
Kirby Corp.(a)	36,738	2,652,116

Media — 1.0%
Altice USA, Inc., Class A(a)	121,027	1,510,417
Cable One, Inc.(b)	3,089	4,523,037
Charter Communications, Inc., Class A(a)	67,982	37,085,541
Comcast Corp., Class A	2,541,457	118,991,017
Discovery, Inc., Class A(a)(b)	101,419	2,527,362
Discovery, Inc., Class C(a)	183,535	4,582,869
DISH Network Corp., Class A(a)	146,429	4,634,478
Fox Corp., Class A(b)	176,069	6,945,922
Fox Corp., Class B	84,233	3,055,973
Interpublic Group of Cos., Inc.(b)	216,665	7,680,774
Liberty Broadband Corp., Class A(a)	13,216	1,732,089
Liberty Broadband Corp., Class C(a)	78,198	10,581,753
Liberty Media Corp. — Liberty SiriusXM, Class A(a)(b)	53,034	2,424,184
Liberty Media Corp. — Liberty SiriusXM, Class C(a)	87,042	3,980,431
Loyalty Ventures, Inc.(a)(b)	9,836	162,589
New York Times Co., Class A(b)	93,485	4,285,352
News Corp., Class A	228,637	5,064,310
News Corp., Class B	71,927	1,619,796
Nexstar Media Group, Inc., Class A(b)	22,511	4,242,873
Omnicom Group, Inc.(b)	114,208	9,693,975
Paramount Global, Class A(b)	1,463	59,120
Paramount Global, Class B(b)	335,018	12,667,031
Sirius XM Holdings, Inc.(b)	483,705	3,202,127

		251,253,020

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2022	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining — 0.6%
Alcoa Corp.	106,546	$9,592,337
Cleveland-Cliffs, Inc.(a)	246,358	7,935,191
Freeport-McMoRan, Inc.	823,930	40,982,278
Newmont Corp.	452,574	35,957,004
Nucor Corp.(b)	154,209	22,923,168
Reliance Steel & Aluminum Co.	34,439	6,314,391
Royal Gold, Inc.(b)	35,489	5,013,886
Southern Copper Corp.(b)	46,669	3,542,177
Steel Dynamics, Inc.	109,446	9,131,080
United States Steel Corp.(b)	143,487	5,415,199

		146,806,711

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.(b)	293,657	3,846,907
Annaly Capital Management, Inc.(b)	813,848	5,729,490
New Residential Investment Corp.	260,622	2,861,629
Starwood Property Trust, Inc.(b)	162,780	3,934,393

		16,372,419

Multiline Retail — 0.5%
Dollar General Corp.	131,726	29,326,159
Dollar Tree, Inc.(a)	123,800	19,826,570
Kohl’s Corp.(b)	82,020	4,958,929
Nordstrom, Inc.	59,838	1,622,208
Ollie’s Bargain Outlet Holdings, Inc.(a)	35,011	1,504,073
Target Corp.	270,358	57,375,375

		114,613,314

Multi-Utilities — 0.7%
Ameren Corp.	142,042	13,317,858
CenterPoint Energy, Inc.(b)	329,903	10,108,228
CMS Energy Corp.	160,595	11,232,014
Consolidated Edison, Inc.(b)	201,548	19,082,565
Dominion Energy, Inc.(b)	453,200	38,508,404
DTE Energy Co.	108,483	14,342,537
NiSource, Inc.	217,211	6,907,310
Public Service Enterprise Group, Inc.	287,097	20,096,790
Sempra Energy(b)	180,496	30,344,988
WEC Energy Group, Inc.	180,326	17,998,338

		181,939,032

Oil, Gas & Consumable Fuels — 3.4%
Antero Midstream Corp.(b)	194,309	2,112,139
APA Corp.	200,482	8,285,921
Cheniere Energy, Inc.	131,691	18,258,957
Chevron Corp.(b)	1,092,617	177,910,826
ConocoPhillips	745,155	74,515,500
Continental Resources, Inc.(b)	33,740	2,069,274
Coterra Energy, Inc.(b)	457,016	12,325,722
Devon Energy Corp.(b)	381,985	22,586,773
Diamondback Energy, Inc.	102,033	13,986,684
DT Midstream, Inc.(a)(b)	52,327	2,839,263
EOG Resources, Inc.	327,844	39,088,840
EQT Corp.	175,889	6,052,340
Exxon Mobil Corp.	2,391,775	197,536,697
Hess Corp.	157,057	16,811,381
HF Sinclair Corp.	84,830	3,380,476
Kinder Morgan, Inc.(b)	1,106,724	20,928,151
Marathon Oil Corp.	445,958	11,198,005
Marathon Petroleum Corp.	347,014	29,669,697
New Fortress Energy, Inc.(b)	14,214	605,659
Occidental Petroleum Corp.	476,875	27,057,888
ONEOK, Inc.(b)	248,169	17,528,176
Phillips 66	264,551	22,854,561

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co.(b)	122,282	$30,574,168
Targa Resources Corp.	126,927	9,579,181
Texas Pacific Land Corp.	3,178	4,297,006
Valero Energy Corp.	227,808	23,131,624
Williams Cos., Inc.	689,469	23,035,159

		818,220,068

Paper & Forest Products(b) — 0.0%
Louisiana-Pacific Corp.	46,962	2,917,279
Sylvamo Corp.(a)	19,181	638,344

		3,555,623

Personal Products — 0.2%
Coty, Inc., Class A(a)	211,410	1,900,576
Estee Lauder Cos., Inc., Class A	128,728	35,055,209
Herbalife Nutrition Ltd.(a)	57,625	1,749,495
Olaplex Holdings, Inc.(a)	43,544	680,593

		39,385,873

Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	1,231,586	89,942,726
Catalent, Inc.(a)	95,833	10,627,880
Elanco Animal Health, Inc.(a)(b)	246,833	6,439,873
Eli Lilly & Co.	478,725	137,092,478
Jazz Pharmaceuticals PLC(a)	35,061	5,457,946
Johnson & Johnson	1,488,086	263,733,482
Merck & Co., Inc.	1,430,811	117,398,043
Nektar Therapeutics(a)(b)	90,298	486,706
Organon & Co.	147,982	5,169,011
Perrigo Co. PLC(b)	71,340	2,741,596
Pfizer, Inc.	3,152,913	163,226,306
Royalty Pharma PLC, Class A	187,516	7,305,623
Viatris, Inc.	677,884	7,375,378
Zoetis, Inc.	268,127	50,566,071

		867,563,119

Professional Services — 0.5%
Booz Allen Hamilton Holding Corp.	76,804	6,746,463
CACI International, Inc., Class A(a)	13,905	4,189,020
Clarivate PLC(a)	271,607	4,552,133
CoStar Group, Inc.(a)	221,801	14,774,165
Dun & Bradstreet Holdings, Inc.(a)(b)	81,354	1,425,322
Equifax, Inc.(b)	69,344	16,441,463
FTI Consulting, Inc.(a)	18,977	2,983,564
Jacobs Engineering Group, Inc.	73,012	10,061,784
Legalzoom.com, Inc.(a)(b)	54,020	763,843
Leidos Holdings, Inc.(b)	79,963	8,637,603
ManpowerGroup, Inc.	29,146	2,737,392
Nielsen Holdings PLC(b)	209,868	5,716,804
Robert Half International, Inc.	62,341	7,118,096
Science Applications International Corp.	30,278	2,790,723
TransUnion	106,249	10,979,772
Verisk Analytics, Inc.(b)	88,391	18,971,360

		118,889,507

Real Estate Management & Development(a) — 0.1%
CBRE Group, Inc., Class A	190,148	17,402,345
Howard Hughes Corp.(b)	25,707	2,663,502
Jones Lang LaSalle, Inc.(b)	27,631	6,616,519
Opendoor Technologies, Inc.(b)	248,898	2,152,968
Zillow Group, Inc., Class A	33,710	1,625,834
Zillow Group, Inc., Class C(b)	92,963	4,582,146

		35,043,314

Road & Rail — 1.1%
AMERCO	4,991	2,979,328

8

Schedule of Investments (unaudited) (continued) March 31, 2022	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
CSX Corp.	1,255,160	$47,005,742
JB Hunt Transport Services, Inc.(b)	47,163	9,469,859
Knight-Swift Transportation Holdings, Inc.	94,776	4,782,397
Landstar System, Inc.(b)	20,052	3,024,443
Lyft, Inc., Class A(a)	171,567	6,588,173
Norfolk Southern Corp.	134,980	38,498,996
Old Dominion Freight Line, Inc.(b)	58,219	17,388,851
Ryder System, Inc.(b)	32,011	2,539,433
Schneider National, Inc., Class B	30,004	765,102
TuSimple Holdings, Inc., Class A(a)(b)	71,506	872,373
Uber Technologies, Inc.(a)(b)	910,952	32,502,767
Union Pacific Corp.	363,074	99,195,447
XPO Logistics, Inc.(a)	52,538	3,824,766

		269,437,677

Semiconductors & Semiconductor Equipment — 5.6%
Advanced Micro Devices, Inc.(a)	922,681	100,885,940
Allegro MicroSystems, Inc.(a)	21,554	612,134
Analog Devices, Inc.	296,139	48,916,240
Applied Materials, Inc.	500,584	65,976,971
Broadcom, Inc.	227,982	143,555,706
Cirrus Logic, Inc.(a)	31,220	2,647,144
Enphase Energy, Inc.(a)	74,552	15,043,102
Entegris, Inc.	75,456	9,904,355
First Solar, Inc.(a)(b)	57,109	4,782,308
Globalfoundries Inc.(a)(b)	28,257	1,763,802
Intel Corp.	2,282,829	113,137,005
KLA Corp.(b)	85,558	31,319,361
Lam Research Corp.	79,812	42,907,729
Marvell Technology Inc.	477,511	34,242,314
Microchip Technology, Inc.	309,230	23,235,542
Micron Technology, Inc.	632,729	49,283,262
MKS Instruments, Inc.(b)	30,243	4,536,450
Monolithic Power Systems, Inc.	25,370	12,321,702
NVIDIA Corp.	1,351,196	368,687,340
NXP Semiconductors NV	149,601	27,688,153
ON Semiconductor Corp.(a)(b)	239,785	15,012,939
Qorvo, Inc.(a)	63,033	7,822,395
Qualcomm, Inc.	637,097	97,361,163
Skyworks Solutions, Inc.	91,902	12,248,699
Teradyne, Inc.(b)	92,646	10,953,537
Texas Instruments, Inc.(b)	521,654	95,713,076
Universal Display Corp.(b)	23,320	3,893,274
Wolfspeed, Inc.(a)(b)	64,045	7,292,164

		1,351,743,807

Software — 9.5%
Adobe, Inc.(a)	266,098	121,239,571
Alteryx, Inc., Class A(a)(b)	31,822	2,276,228
Anaplan, Inc.(a)	80,201	5,217,075
ANSYS, Inc.(a)	49,877	15,843,429
Aspen Technology, Inc.(a)	38,691	6,398,331
Atlassian Corp. PLC, Class A(a)	78,831	23,162,913
Autodesk, Inc.(a)	124,325	26,649,064
Avalara, Inc.(a)(b)	50,142	4,989,630
Bentley Systems, Inc., Class B(b)	73,401	3,242,856
Bill.Com Holdings, Inc.(a)(b)	52,286	11,857,942
Black Knight, Inc.(a)	86,307	5,004,943
C3.AI, Inc., Class A(a)(b)	38,471	873,292
Cadence Design Systems, Inc.(a)	155,608	25,591,292
CDK Global, Inc.(b)	62,037	3,019,961
Ceridian HCM Holding, Inc.(a)(b)	75,726	5,176,629
Citrix Systems, Inc.	71,824	7,247,042

Security	Shares	Value

Software (continued)
Coupa Software, Inc.(a)	40,032	$4,068,452
Crowdstrike Holdings, Inc., Class A(a)	111,755	25,377,325
Datadog, Inc., Class A(a)	143,991	21,810,317
Datto Holding Corp.(a)	16,238	433,879
DocuSign, Inc.(a)	109,732	11,754,492
Dolby Laboratories, Inc., Class A	35,426	2,771,022
DoubleVerify Holdings, Inc.(a)(b)	27,919	702,721
Dropbox, Inc., Class A(a)	163,598	3,803,654
Duck Creek Technologies, Inc.(a)	40,103	887,078
Dynatrace, Inc.(a)	108,691	5,119,346
Elastic NV(a)	41,207	3,665,363
Everbridge, Inc.(a)	20,541	896,409
Fair Isaac Corp.(a)	14,730	6,870,956
Five9, Inc.(a)	39,398	4,349,539
Fortinet, Inc.(a)	75,559	25,821,533
Guidewire Software, Inc.(a)(b)	46,785	4,426,797
HubSpot, Inc.(a)	25,074	11,908,646
Informatica, Inc., Class A(a)(b)	18,554	366,256
Intuit, Inc.	149,919	72,087,052
Jamf Holding Corp.(a)(b)	34,439	1,198,822
Mandiant, Inc.(a)	131,159	2,926,157
Manhattan Associates, Inc.(a)	37,347	5,180,402
Microsoft Corp.	4,256,469	1,312,311,957
N-Able, Inc.(a)(b)	14,202	129,238
nCino, Inc.(a)(b)	32,187	1,319,023
NCR Corp.(a)	72,634	2,919,160
New Relic, Inc.(a)(b)	30,316	2,027,534
NortonLifeLock, Inc.(b)	314,611	8,343,484
Nutanix, Inc., Class A(a)	116,414	3,122,223
Oracle Corp.	910,489	75,324,755
Palantir Technologies, Inc., Class A(a)	938,059	12,879,550
Palo Alto Networks, Inc.(a)(b)	54,749	34,081,800
Paycom Software, Inc.(a)(b)	27,216	9,427,078
Paycor HCM, Inc.(a)(b)	32,514	946,483
Paylocity Holding Corp.(a)(b)	22,381	4,605,338
Pegasystems, Inc.	21,225	1,711,796
Procore Technologies, Inc.(a)(b)	32,087	1,859,763
PTC, Inc.(a)	58,717	6,324,995
RingCentral, Inc., Class A(a)	46,214	5,416,743
salesforce.com, Inc.(a)(b)	528,166	112,140,205
ServiceNow, Inc.(a)	112,743	62,785,449
Smartsheet, Inc., Class A(a)	64,641	3,541,034
Splunk, Inc.(a)	89,630	13,319,914
SS&C Technologies Holdings, Inc.	124,633	9,349,968
Synopsys, Inc.(a)	85,613	28,532,245
Teradata Corp.(a)(b)	57,517	2,835,013
Trade Desk, Inc., Class A(a)(b)	243,234	16,843,954
Tyler Technologies, Inc.(a)	22,881	10,179,528
Unity Software, Inc.(a)(b)	84,339	8,367,272
VMware, Inc., Class A	127,821	14,554,977
Workday, Inc., Class A(a)	107,447	25,729,259
Zendesk, Inc.(a)(b)	66,623	8,014,081
Zoom Video Communications, Inc., Class A(a)(b)	124,545	14,600,410
Zscaler, Inc.(a)	43,855	10,581,334

		2,308,341,979

Specialty Retail — 2.0%
Advance Auto Parts, Inc.	35,738	7,396,337
AutoNation, Inc.(a)	22,079	2,198,627
AutoZone, Inc.(a)	11,646	23,811,179
Bath & Body Works, Inc.(b)	137,229	6,559,546
Best Buy Co., Inc.(b)	133,968	12,177,691
Burlington Stores, Inc.(a)(b)	38,198	6,958,530

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2022	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
CarMax, Inc.(a)(b)	91,265	$8,805,247
Carvana Co.(a)(b)	44,089	5,259,377
Dick’s Sporting Goods, Inc.(b)	32,722	3,272,854
Five Below, Inc.(a)	30,065	4,761,394
Floor & Decor Holdings, Inc., Class A(a)	58,972	4,776,732
Foot Locker, Inc.	48,169	1,428,693
GameStop Corp., Class A(a)(b)	35,674	5,942,575
Gap, Inc.(b)	103,373	1,455,492
Home Depot, Inc.	589,844	176,558,005
Leslie’s, Inc.(a)(b)	82,612	1,599,368
Lithia Motors, Inc.(b)	17,135	5,142,556
Lowe’s Cos., Inc.	380,771	76,988,089
O’Reilly Automotive, Inc.(a)	37,683	25,811,348
Penske Automotive Group, Inc.(b)	19,400	1,818,168
Petco Health & Wellness Co., Inc.(a)(b)	29,465	576,630
RH(a)(b)	10,347	3,374,053
Ross Stores, Inc.	196,707	17,794,115
TJX Cos., Inc.	673,606	40,807,052
Tractor Supply Co.	64,116	14,962,751
Ulta Beauty, Inc.(a)	29,661	11,811,603
Victoria’s Secret and Co.(a)(b)	42,731	2,194,664
Vroom, Inc.(a)	57,305	152,431
Williams-Sonoma, Inc.(b)	40,191	5,827,695

		480,222,802

Technology Hardware, Storage & Peripherals — 6.6%
Apple, Inc.	8,717,898	1,522,232,170
Dell Technologies, Inc., Class C(a)(b)	155,715	7,815,336
Hewlett Packard Enterprise Co.(b)	721,104	12,049,648
HP, Inc.(b)	613,395	22,266,238
NetApp, Inc.	124,075	10,298,225
Pure Storage, Inc., Class A(a)	157,538	5,562,667
Western Digital Corp.(a)	172,274	8,553,404
Xerox Holdings Corp.	77,484	1,562,852

		1,590,340,540

Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.(a)	84,846	4,360,236
Carter’s, Inc.(b)	22,980	2,113,930
Columbia Sportswear Co.	21,427	1,939,786
Deckers Outdoor Corp.(a)(b)	14,966	4,097,242
Hanesbrands, Inc.(b)	186,783	2,781,199
Lululemon Athletica, Inc.(a)	64,771	23,656,312
NIKE, Inc., Class B	699,717	94,153,919
PVH Corp.	42,093	3,224,745
Ralph Lauren Corp.	25,251	2,864,473
Skechers USA, Inc., Class A(a)(b)	74,526	3,037,680
Tapestry, Inc.(b)	154,787	5,750,337
Under Armour, Inc., Class A(a)	103,529	1,762,064
Under Armour, Inc., Class C(a)	128,526	1,999,865
VF Corp.(b)	180,788	10,279,606

		162,021,394

Thrifts & Mortgage Finance — 0.0%
MGIC Investment Corp.	181,135	2,454,379
New York Community Bancorp, Inc.(b)	247,647	2,654,776
Rocket Cos., Inc., Class A(b)	55,713	619,529
TFS Financial Corp.(b)	20,191	335,171
UWM Holdings Corp.(b)	64,344	291,478

		6,355,333

Security	Shares	Value

Tobacco — 0.6%
Altria Group, Inc.	1,030,161	$53,825,912
Philip Morris International, Inc.	879,429	82,613,560

		136,439,472

Trading Companies & Distributors — 0.3%
Air Lease Corp.	63,100	2,817,415
Core & Main, Inc., Class A(a)	37,539	908,068
Fastenal Co.	319,122	18,955,847
MSC Industrial Direct Co., Inc., Class A	27,634	2,354,693
SiteOne Landscape Supply, Inc.(a)	26,234	4,241,775
United Rentals, Inc.(a)	40,175	14,270,562
Univar Solutions, Inc.(a)	100,479	3,229,395
Watsco, Inc.(b)	18,995	5,786,637
WW Grainger, Inc.	25,874	13,345,551

		65,909,943

Water Utilities — 0.1%
American Water Works Co., Inc.	103,830	17,186,980
Essential Utilities, Inc.	126,433	6,464,519

		23,651,499

Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.(a)	334,623	42,948,862

Total Common Stocks — 98.4% (Cost: $13,420,210,660)		23,878,499,997

Investment Companies

Technology Hardware, Storage & Peripherals — 0.7%

iShares Russell 1000 ETF(b)(c)	631,964	158,035,237

Total Investment Companies — 0.7% (Cost: $129,145,871)		158,035,237

Total Long-Term Investments — 99.1% (Cost: $13,549,356,531)		24,036,535,234

Short-Term Securities

Money Market Funds — 6.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.37%(c)(d)(e)	1,416,431,671	1,416,148,385
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.28%(c)(d)	174,606,473	174,606,473

Total Short-Term Securities — 6.6% (Cost: $1,590,872,235)		1,590,754,858

Total Investments — 105.7% (Cost: $15,140,228,766)		25,627,290,092

Liabilities in Excess of Other Assets — (5.7)%		(1,370,851,853)

Net Assets — 100.0%		$24,256,438,239

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

10

Schedule of Investments (unaudited) (continued) March 31, 2022	Large Cap Index Master Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,584,757,900	$—	$(167,737,435	)(a)	$(553,871)	$(318,209)	$1,416,148,385	1,416,431,671	$771,829	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	227,588,973	—	(52,982,500	)(a)	—	—	174,606,473	174,606,473	32,807		—
BlackRock, Inc.	70,074,216	3,583,295	—		—	(11,759,741)	61,897,770	81,000	391,059		—
iShares Russell 1000 ETF	229,918,183	825,429,087	(889,084,783)		(4,578,829)	(3,648,421)	158,035,237	631,964	477,200		—

					$(5,132,700)	$(15,726,371)	$1,810,687,865		$1,672,895		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	733	06/17/22	$ 166,052	$11,533,628
S&P Mid 400 E-Mini Index	51	06/17/22	13,715	607,313

				$12,140,941

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) March 31, 2022	Large Cap Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$374,960,708	$—	$—	$374,960,708
Air Freight & Logistics	141,235,715	—	—	141,235,715
Airlines	52,692,065	—	—	52,692,065
Auto Components	35,042,499	—	—	35,042,499
Automobiles	587,323,543	—	—	587,323,543
Banks	892,271,564	—	—	892,271,564
Beverages	334,953,878	—	—	334,953,878
Biotechnology	499,033,730	—	—	499,033,730
Building Products	127,524,550	—	—	127,524,550
Capital Markets	751,989,304	—	—	751,989,304
Chemicals	316,479,908	—	—	316,479,908
Commercial Services & Supplies	105,643,528	—	—	105,643,528
Communications Equipment	201,721,305	—	—	201,721,305
Construction & Engineering	25,418,100	—	—	25,418,100
Construction Materials	29,687,950	—	—	29,687,950
Consumer Finance	143,520,676	—	—	143,520,676
Containers & Packaging	91,596,080	107,972	—	91,704,052
Distributors	25,942,546	—	—	25,942,546
Diversified Consumer Services	24,369,904	—	—	24,369,904
Diversified Financial Services	388,461,727	—	—	388,461,727
Diversified Telecommunication Services	222,794,957	—	—	222,794,957
Electric Utilities	396,235,995	—	—	396,235,995
Electrical Equipment	153,962,197	—	—	153,962,197
Electronic Equipment, Instruments & Components	141,788,398	—	—	141,788,398
Energy Equipment & Services	70,697,218	—	—	70,697,218
Entertainment	344,581,862	—	—	344,581,862
Equity Real Estate Investment Trusts (REITs)	752,286,031	—	—	752,286,031
Food & Staples Retailing	341,934,711	—	—	341,934,711
Food Products	237,487,545	—	—	237,487,545
Gas Utilities	16,656,931	—	—	16,656,931
Health Care Equipment & Supplies	664,646,516	—	—	664,646,516
Health Care Providers & Services	674,768,245	—	—	674,768,245
Health Care Technology	42,746,735	—	—	42,746,735
Hotels, Restaurants & Leisure	461,186,137	—	—	461,186,137
Household Durables	76,687,230	—	—	76,687,230
Household Products	293,145,599	—	—	293,145,599
Independent Power and Renewable Electricity Producers	19,079,336	—	—	19,079,336
Industrial Conglomerates	207,702,656	—	—	207,702,656
Insurance	535,462,121	—	—	535,462,121
Interactive Media & Services	1,248,082,834	—	—	1,248,082,834
Internet & Direct Marketing Retail	843,209,720	—	—	843,209,720
IT Services	1,098,767,220	—	—	1,098,767,220
Leisure Products	24,526,423	—	—	24,526,423
Life Sciences Tools & Services	437,329,512	—	—	437,329,512
Machinery	389,049,192	—	—	389,049,192
Marine	2,652,116	—	—	2,652,116
Media	251,253,020	—	—	251,253,020
Metals & Mining	146,806,711	—	—	146,806,711
Mortgage Real Estate Investment Trusts (REITs)	16,372,419	—	—	16,372,419
Multiline Retail	114,613,314	—	—	114,613,314
Multi-Utilities	181,939,032	—	—	181,939,032
Oil, Gas & Consumable Fuels	818,220,068	—	—	818,220,068
Paper & Forest Products	3,555,623	—	—	3,555,623
Personal Products	39,385,873	—	—	39,385,873
Pharmaceuticals	867,563,119	—	—	867,563,119
Professional Services	118,889,507	—	—	118,889,507
Real Estate Management & Development	35,043,314	—	—	35,043,314

12

Schedule of Investments (unaudited) (continued) March 31, 2022	Large Cap Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Road & Rail	$269,437,677	$—	$—	$269,437,677
Semiconductors & Semiconductor Equipment.	1,351,743,807	—	—	1,351,743,807
Software	2,308,341,979	—	—	2,308,341,979
Specialty Retail	480,222,802	—	—	480,222,802
Technology Hardware, Storage & Peripherals	1,590,340,540	—	—	1,590,340,540
Textiles, Apparel & Luxury Goods	162,021,394	—	—	162,021,394
Thrifts & Mortgage Finance	6,355,333	—	—	6,355,333
Tobacco	136,439,472	—	—	136,439,472
Trading Companies & Distributors	65,909,943	—	—	65,909,943
Water Utilities	23,651,499	—	—	23,651,499
Wireless Telecommunication Services	42,948,862	—	—	42,948,862
Investment Companies	158,035,237	—	—	158,035,237
Short-Term Securities
Money Market Funds	1,590,754,858	—	—	1,590,754,858

	$25,627,182,120	$107,972	$—	$25,627,290,092

Derivative Financial Instruments(a)
Assets
Equity Contracts	$12,140,941	$—	$—	$12,140,941

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	13